Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

January 31, 2021

SMR-QTLY-0321
1.813037.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Interactive Media & Services - 0.8%
Dip Corp.	750,000	$20,499,785
Media - 1.6%
Cogeco Communications, Inc.	250,000	21,307,918
Emerald Expositions Events, Inc. (a)	4,793,125	19,460,088
		40,768,006

TOTAL COMMUNICATION SERVICES		61,267,791

CONSUMER DISCRETIONARY - 9.4%
Auto Components - 1.5%
Linamar Corp.	500,000	25,524,927
Patrick Industries, Inc.	200,000	13,812,000
		39,336,927
Diversified Consumer Services - 0.7%
Perdoceo Education Corp. (b)	1,500,000	17,745,000
Hotels, Restaurants & Leisure - 2.6%
Hilton Grand Vacations, Inc. (b)	1,850,000	54,982,000
Vail Resorts, Inc.	50,000	13,298,000
		68,280,000
Household Durables - 1.5%
Helen of Troy Ltd. (b)	45,894	11,209,610
LGI Homes, Inc. (b)(c)	250,000	26,677,500
		37,887,110
Multiline Retail - 1.8%
Ollie's Bargain Outlet Holdings, Inc. (b)(c)	500,000	47,365,000
Specialty Retail - 0.4%
America's Car Mart, Inc. (b)	41,120	4,884,234
Winmark Corp.	27,385	4,672,703
		9,556,937
Textiles, Apparel & Luxury Goods - 0.9%
Tapestry, Inc.	750,000	23,715,000

TOTAL CONSUMER DISCRETIONARY		243,885,974

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (b)	500,000	21,035,000
Food Products - 1.9%
Sanderson Farms, Inc. (c)	350,000	47,666,500

TOTAL CONSUMER STAPLES		68,701,500

ENERGY - 1.5%
Energy Equipment & Services - 0.5%
Championx Corp. (b)	250,000	3,822,500
ShawCor Ltd. Class A	3,000,000	9,478,006
		13,300,506
Oil, Gas & Consumable Fuels - 1.0%
Brigham Minerals, Inc. Class A	2,000,000	26,780,000

TOTAL ENERGY		40,080,506

FINANCIALS - 17.5%
Banks - 7.9%
BOK Financial Corp.	750,000	55,395,000
Cullen/Frost Bankers, Inc. (c)	700,000	64,568,000
First Citizens Bancshares, Inc.	50,000	29,799,500
First Hawaiian, Inc.	1,500,000	34,875,000
Wintrust Financial Corp.	350,000	21,066,500
		205,704,000
Capital Markets - 1.4%
BrightSphere Investment Group, Inc.	2,000,000	36,660,000
Consumer Finance - 1.0%
Encore Capital Group, Inc. (b)	300,000	8,910,000
First Cash Financial Services, Inc.	300,000	17,664,000
		26,574,000
Diversified Financial Services - 1.1%
Cannae Holdings, Inc. (b)	750,000	28,492,500
Insurance - 6.1%
BRP Group, Inc. (b)	250,000	5,802,500
Enstar Group Ltd. (b)	350,000	70,073,500
First American Financial Corp.	1,300,000	67,977,000
Primerica, Inc.	100,000	13,931,000
		157,784,000

TOTAL FINANCIALS		455,214,500

HEALTH CARE - 13.7%
Health Care Equipment & Supplies - 5.6%
Envista Holdings Corp. (b)	2,000,000	71,080,000
Haemonetics Corp. (b)	350,000	40,001,500
Hill-Rom Holdings, Inc.	300,000	28,812,000
Utah Medical Products, Inc.	50,000	4,333,500
		144,227,000
Health Care Providers & Services - 2.1%
Patterson Companies, Inc. (c)	300,000	9,504,000
Premier, Inc.	1,350,000	45,724,500
		55,228,500
Life Sciences Tools & Services - 5.1%
Charles River Laboratories International, Inc. (b)	225,000	58,286,250
Syneos Health, Inc. (b)	1,000,000	74,350,000
		132,636,250
Pharmaceuticals - 0.9%
Prestige Brands Holdings, Inc. (b)	600,000	24,000,000

TOTAL HEALTH CARE		356,091,750

INDUSTRIALS - 18.8%
Aerospace & Defense - 1.0%
Ultra Electronics Holdings PLC	1,000,000	27,361,895
Commercial Services & Supplies - 3.3%
Cimpress PLC (b)	450,000	41,125,500
Knoll, Inc.	850,000	12,716,000
The Brink's Co.	450,000	30,658,500
		84,500,000
Construction & Engineering - 0.1%
Mirait Holdings Corp.	250,000	3,985,870
Marine - 0.1%
MPC Container Ships ASA (b)	3,500,000	2,149,307
Professional Services - 7.9%
ASGN, Inc. (b)	1,000,000	82,910,000
BG Staffing, Inc.	6,216	78,446
Insperity, Inc.	400,000	31,396,000
Intertrust NV (d)	2,500,000	38,408,857
Kforce, Inc.	555,000	23,670,750
Persol Holdings Co. Ltd.	1,500,000	28,053,845
		204,517,898
Road & Rail - 4.2%
TFI International, Inc.	750,000	49,830,000
TFI International, Inc. (Canada)	900,000	59,781,818
		109,611,818
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (b)	1,000,000	39,770,000
GMS, Inc. (b)	200,000	5,798,000
MRC Global, Inc. (b)	1,500,000	10,365,000
		55,933,000

TOTAL INDUSTRIALS		488,059,788

INFORMATION TECHNOLOGY - 16.5%
Electronic Equipment & Components - 6.3%
Insight Enterprises, Inc. (b)(c)	1,250,000	95,124,999
Methode Electronics, Inc. Class A	346,105	13,065,464
SYNNEX Corp.	333,000	27,179,460
TTM Technologies, Inc. (b)	2,000,000	26,820,000
		162,189,923
IT Services - 3.3%
Concentrix Corp. (b)	333,000	35,604,360
Genpact Ltd.	800,000	30,624,000
Poletowin Pitcrew Holdings, Inc.	228,100	2,526,097
Tucows, Inc. (b)(c)	200,000	15,980,000
		84,734,457
Semiconductors & Semiconductor Equipment - 4.2%
Cirrus Logic, Inc. (b)	250,000	23,422,500
CMC Materials, Inc.	175,000	25,779,250
Ichor Holdings Ltd. (b)	650,000	23,465,000
ON Semiconductor Corp. (b)	900,000	31,041,000
SMART Global Holdings, Inc. (b)	150,000	5,572,500
		109,280,250
Software - 1.8%
j2 Global, Inc. (b)(c)	300,000	30,792,000
Zix Corp. (b)	2,000,000	16,300,000
		47,092,000
Technology Hardware, Storage & Peripherals - 0.9%
Elecom Co. Ltd.	500,000	23,700,415

TOTAL INFORMATION TECHNOLOGY		426,997,045

MATERIALS - 6.2%
Chemicals - 2.7%
Valvoline, Inc.	3,000,000	71,220,000
Construction Materials - 3.1%
Eagle Materials, Inc.	250,000	27,507,500
RHI Magnesita NV	500,000	26,580,910
Wienerberger AG	750,000	25,520,956
		79,609,366
Metals & Mining - 0.4%
ERO Copper Corp. (b)	750,000	10,950,147

TOTAL MATERIALS		161,779,513

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 4.5%
CareTrust (REIT), Inc.	1,000,000	22,460,000
Corporate Office Properties Trust (SBI)	1,000,000	26,270,000
Douglas Emmett, Inc.	2,000,000	55,420,000
iStar Financial, Inc.	800,000	12,144,000
		116,294,000
Real Estate Management & Development - 5.0%
Cushman & Wakefield PLC (b)(c)	3,497,100	50,113,443
Jones Lang LaSalle, Inc. (b)	550,000	80,415,500
		130,528,943

TOTAL REAL ESTATE		246,822,943

UTILITIES - 1.2%
Electric Utilities - 0.2%
Portland General Electric Co.	100,000	4,229,000
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares (c)	400,000	26,832,000

TOTAL UTILITIES		31,061,000

TOTAL COMMON STOCKS
(Cost $2,097,300,149)		2,579,962,310

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.09% (e)	29,894,229	29,900,207
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	55,850,632	55,856,217
TOTAL MONEY MARKET FUNDS
(Cost $85,756,424)		85,756,424
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $2,183,056,573)		2,665,718,734
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(70,182,882)
NET ASSETS - 100%		$2,595,535,852

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,408,857 or 1.5% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,714
Fidelity Securities Lending Cash Central Fund	101,542
Total	$123,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Emerald Expositions Events, Inc.	$10,928,325	$--	$--	$--	$--	$8,531,763	$19,460,088
ShawCor Ltd. Class A	5,862,280	--	2,620,830	--	(22,358,078)	28,594,634	--
Total	$16,790,605	$--	$2,620,830	$--	$(22,358,078)	$37,126,397	$19,460,088

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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